CONSOLIDATED STATEMENTS OF CASH FLOWS (10K) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES :
Net (loss)	$ (1,938,837)	$ (3,080,914)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Amortization of intangible assets	475,148	475,148
Depreciation	237,388	244,704
Share-based compensation for stock and options issued to employees	27,667	15,648
Share-based compensation for options issued to non-employees	121,503	66,282
Equity in earnings (loss) of unconsolidated subsidiary	0	0
Amortization of debt discount on convertible notes	(78,078)	178,548
Amortization of deferred financing costs	7,309	74,000
Warrants issued (cancelled) for services	72,771	(48,776)
Common stock issued (cancelled) for services	(22,650)	158,250
Common stock issued for wages	0	20,000
Common stock issued for interest due on convertible note	2,063	127,343
Loss on early extinguishment of convertible note	135,078	0
Gain on sale of equipment	0	(3,627)
Change in operating assets and liabilities:
Accounts receivable	(616,948)	(73,180)
Other receivable	0	0
Inventory	69,949	132,038
Prepaid expenses and deferred charges	(14,046)	70,636
Notes receivable and accrued interest	777,710	524,510
Accounts payable	(198,113)	(606,057)
Accrued liabilities	(42,762)	(57,002)
Accrued interest	(13,360)	(27,781)
Deferred revenue	(58,959)	76,312
Total	881,670	1,346,996
Net Cash Used in Operating Activities	(1,057,167)	(1,733,918)
INVESTING ACTIVITIES :
Purchase of property and equipment	(30,884)	(39,093)
Proceeds from sale of equipment	0	4,937
Net Cash Used in Investing Activities	(30,884)	(34,156)
FINANCING ACTIVITIES :
Proceeds from sale of common stock and warrants, net	610,000	1,823,446
Proceeds from exercise of warrant	1,800,000	0
Proceeds from redemption of preferred stock, net	0	1,864
Repayment of principle due on convertible note	(776,610)	(81,666)
Offering cost adjustment - preferred stock sale in 2011	0	8,000
Net Cash Provided by Financing Activities	1,633,390	1,751,644
Net Increase (Decrease) in Cash	545,339	(16,430)
Cash, beginning of period	5,119	21,549
Cash, end of period	550,458	5,119
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Cash paid for interest	30,775	35,467
Non-cash investing and financing activities:
Issuance of common stock for promissory note	0	0
Issuance of common stock for principle due on convertible note	$ 582,029	$ 790,987